Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

9.Earnings per share

Basic earnings per share amounts are calculated by dividing net profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit attributable to ordinary equity holders of the parent adjusted for the effect of any potential share exercise by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in basic and diluted earnings per share computations for the years ended December 31:

	2017	2018	2019
Net profit attributable to ordinary equity holders of the parent for basic earnings	3,114	3,584	4,832
Weighted average number of ordinary shares for basic earnings per share	60,755,706	61,202,710	61,788,024
Effect of share-based payments	404,357	522,116	476,420
Weighted average number of ordinary shares for diluted earnings per share	61,160,063	61,724,826	62,264,444

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	51.25	58.56	78.20
Diluted, profit attributable to ordinary equity holders of the parent	50.92	58.06	77.60

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of completion of these financial statements.